Risk Management - Risk Management Structure (Details)	12 Months Ended
	Dec. 31, 2018 CLF ( ) director	Dec. 31, 2017
Risk Management
Number of directors in Finance, International and Financial Risk Committee	4
Minimum amount for review of approved application by Directors Credit Committee |	750,000
Number of directors in Portfolio Risk Committee	2
Maximum exposure to credit risk does not exceed (in percentage)	10.00%	10.00%